Fair value measurements - Changes in Fair Value (Details) - Derivatives liabilities - warrants - Significant Unobservable Inputs (Level 3) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	¥ (71,237)
Unrealized gain included in change in fair value of warrant derivatives	(70,882)
Exchange loss	¥ 355